                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen E. Memishian
Title:  Managing Partner
Phone:  914-242-1900

Signature, Place, and Date of Signing:

 /s/ Stephen E. Memishian      Mount Kisco, NY             May 8, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name

    28-______                      __________________
    [Repeat as necessary.]

    Report Summary:
    Number of Other Included Managers:                                    0
    Form 13F Information Table Entry Total:                              53
    Form 13F Information Table Value Total:                         562,285
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

PORTVUE-SEC13F.LNP             DSM CAPITAL PARTNERS LLC

RUN DATE: 05/08/07 12:17 P.M.  FORM 13F INFORMATION TABLE
                               AS OF DATE : 03/31/0

                                                                                         VOTING AUTHORITY
                                                                                         -----------------
                                                       SHARES/
                                               VALUE     PRN   SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)   AMT   PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
--------------       -------------- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
ADOBE SYSTEMS        COM            00724F101  16050    384890 SH       DEFINED           0    384890  0
AFFILIATED
  MANAGERS           COM            008252108    797      7360 SH       DEFINED           0      7360  0
ALLERGAN             COM            018490102  17065    153985 SH       DEFINED           0    153985  0
AMBASSADORS
  GROUP              COM            023177108    845     25431 SH       DEFINED           0     25431  0
AMVESCAP ADR         COM            03235E100    439     19875 SH       DEFINED           0     19875  0
ANSYS INC            COM            03662Q105    851     16765 SH       DEFINED           0     16765  0
APPLE COMPUTER       COM            037833100  12425    133735 SH       DEFINED           0    133735  0
ARM HOLDINGS         COM            042068106    146     18612 SH       DEFINED           0     18612  0
AUTODESK             COM            052769106  19453    517370 SH       DEFINED           0    517370  0
AUTOMATIC DATA
  PROCESSING         COM            053015103  27124    560416 SH       DEFINED           0    560416  0
BOEING               COM            097023105  23624    265705 SH       DEFINED           0    265705  0
BUSINESS OBJECTS     COM            12328X107    541     14950 SH       DEFINED           0     14950  0
C H ROBINSON
  WORLDWIDE          COM            12541W209  20486    426350 SH       DEFINED           0    426350  0
C. R. BARD           COM            067383109  16675    209721 SH       DEFINED           0    209721  0
CAMERON
  INTERNATIONAL      COM            13342B105   1090     17365 SH       DEFINED           0     17365  0
CELG JAN 2008 35
  CALL               OPTION - CALL  1510203AG   2560      1249 SH  CALL DEFINED           0      1249  0
CELGENE              COM            151020104  53187   1013849 SH       DEFINED           0   1013849  0
CHRW JAN 2009 50
  CALL               OPTION - CALL  12541W2AJ    123       150 SH  CALL DEFINED           0       150  0
CISCO SYSTEMS        COM            17275R102  19989    782942 SH       DEFINED           0    782942  0
CORE LABORATORIES    COM            N22717107    436      5205 SH       DEFINED           0      5205  0
CUBIST
  PHARMACEUTICALS    COM            229678107    768     34780 SH       DEFINED           0     34780  0
CVS/CAREMARK CORP    COM            126650100    819     23975 SH       DEFINED           0     23975  0
DIGITAL RIVER        COM            25388B104    494      8945 SH       DEFINED           0      8945  0
FMC TECHNOLOGIES     COM            30249U101    770     11045 SH       DEFINED           0     11045  0
GENZ JAN 2009 75
  CALL               OPTION - CALL  3729172AO     85       160 SH  CALL DEFINED           0       160  0
GENZYME              COM            372917104  29319    488490 SH       DEFINED           0    488490  0
GEN-PROBE            COM            36866T103    599     12723 SH       DEFINED           0     12723  0
GOOGLE               COM            38259P508  23362     50990 SH       DEFINED           0     50990  0
HARRIS CORP          COM            413875105   9049    177607 SH       DEFINED           0    177607  0
HERBALIFE            COM            G4412G101    425     10850 SH       DEFINED           0     10850  0
INTERCONTINENTAL
  EXCHANGE           COM            45865V100  10546     86294 SH       DEFINED           0     86294  0
INTUIT               COM            461202103   8518    311340 SH       DEFINED           0    311340  0
KYPHON               COM            501577100    628     13920 SH       DEFINED           0     13920  0
LIBERTY MEDIA--
  INTERACTIVE        COM            53071M104  12584    528315 SH       DEFINED           0    528315  0
MONSANTO             COM            61166W101  18025    327970 SH       DEFINED           0    327970  0
MONSTER
  WORLDWIDE          COM            611742107  18485    390231 SH       DEFINED           0    390231  0
QCOM JAN 2009 45
  CALL               OPTION - CALL  7475252AI    195       250 SH  CALL DEFINED           0       250  0
QUALCOMM             COM            747525103  21718    509102 SH       DEFINED           0    509102  0
RIG JAN 2009 80 CALL OPTION - CALL  G900782AP    326       200 SH  CALL DEFINED           0       200  0
SCHLUMBERGER         COM            806857108  42763    618863 SH       DEFINED           0    618863  0
SEI INVESTMENTS      COM            784117103  13920    231115 SH       DEFINED           0    231115  0
STAPLES              COM            855030102    446     17250 SH       DEFINED           0     17250  0
STRYKER              COM            863667101  27191    410000 SH       DEFINED           0    410000  0
SYK JAN 2008 50 CALL OPTION - CALL  8636675AJ    212       115 SH  CALL DEFINED           0       115  0
SYK JAN 2008 55 CALL OPTION - CALL  8636675AK    162       115 SH  CALL DEFINED           0       115  0
T.ROWE PRICE GROUP   COM            74144T108  16088    340925 SH       DEFINED           0    340925  0
TESSERA
  TECHNOLOGIES       COM            88164L100    943     23719 SH       DEFINED           0     23719  0
VAR JAN 2009 60 CALL OPTION - CALL  92220P2AL     65       180 SH  CALL DEFINED           0       180  0
VARIAN MEDICAL
  SYSTEMS            COM            92220P105  27899    585000 SH       DEFINED           0    585000  0
WALGREEN COMPANY     COM            931422109  23054    502382 SH       DEFINED           0    502382  0
WEATHERFORD          COM            G95089101   8851    196250 SH       DEFINED           0    196250  0
ZIMMER HOLDINGS      COM            98956P102   9572    112075 SH       DEFINED           0    112075  0
ZMH JAN 2008 75 CALL OPTION - CALL  98956P5AO    498       332 SH  CALL DEFINED           0       332  0

LINE COUNT: 53

SEC13F.LNS      DSM CAPITAL PARTNERS LLC

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 03/31/07
                         RUN DATE: 05/08/07 12:17 P.M.

        REPORT SUMMARY:
        NUMBER OF OTHER INCLUDED MANAGERS:                            0
        FORM 13F INFORMATION TABLE ENTRY TOTAL:                      53
        FORM 13F INFORMATION TAST100BLE VALUE TOTAL:       $562,285,000

        LIST OF OTHER INCLUDED MANAGERS:

        NO. 13F FILE NUMBER NAME